                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parameter Capital Management, LLC
Address: 330 Madison Avenue, 6th Floor.
         New York, New York 10017

Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                       Stamford, Connecticut   May 16, 2011
-------------------------------------   ---------------------   ------------
[Signature]                                 [City, State]          [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         65*
Form 13F Information Table Value Total:   $303,733
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4            COLUMN 5              COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ----------------------------- -------------- -------- -------------------
                                                                                                                 VOTING AUTHORITY
           NAME OF           TITLE OF             VALUE        SH                        INVESTMENT     OTHER  -------------------
           ISSUER              CLASS    CUSIP   (X$1000) OR PRN AMOUNT SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- ------------- ------ -------- -------------- -------- ---- --------- ----
ACE LTD                      Common   H0023R105   8,778      135,680   SH              Shared-Defined     1           135,680
AFLAC INC                    Common   001055102   5,753      109,000   SH              Shared-Defined     1           109,000
AFLAC INC                    Option   001055902   5,278      100,000          Call     Shared-Defined     1           100,000
AMERICAN EXPRESS CO          Common   025816109   4,520      100,000   SH              Shared-Defined     1           100,000
AMERICAN EXPRESS CO          Option   025816909   4,520      100,000          Call     Shared-Defined     1           100,000
ANIXTER INTL INC             Common   035290105   4,193       60,000   SH              Shared-Defined     1            60,000
AON CORP                     Common   037389103   5,296      100,000   SH              Shared-Defined     1           100,000
APARTMENT INVT & MGMT CO     Common   03748R101   4,330      170,000   SH              Shared-Defined     1           170,000
ASSURANT INC                 Common   04621X108   6,008      156,000   SH              Shared-Defined     1           156,000
AXIS CAPITAL HOLDINGS        Common   G0692U109   4,016      115,000   SH              Shared-Defined     1           115,000
BARCLAYS PLC                 Common   06738E204   1,587       87,500   SH              Shared-Defined     1            87,500
BOSTON PROPERTIES INC        Common   101121101   5,654       59,607   SH              Shared-Defined     1            59,607
CATERPILLAR INC DEL          Option   149123951   2,227       20,000          Put      Shared-Defined     1            20,000
CBL & ASSOC PPTYS INC        Common   124830100   3,049      175,000   SH              Shared-Defined     1           175,000
CHUBB CORP                   Option   171232901   3,985       65,000          Call     Shared-Defined     1            65,000
CITIGROUP INC                Common   172967101   4,950    1,120,000   SH              Shared-Defined     1         1,120,000
CITY NATL CORP               Common   178566105   2,282       40,000   SH              Shared-Defined     1            40,000
DISCOVER FINL SVCS           Option   254709958   3,618      150,000          Put      Shared-Defined     1           150,000
ENDURANCE SPECIALTY HLDGS LT Common   G30397106     481        9,850   SH              Shared-Defined     1             9,850
ENDURANCE SPECIALTY HLDGS LT Option   G30397906   3,906       80,000          Call     Shared-Defined     1            80,000
FEDEX CORP                   Common   31428X106   4,678       50,000   SH              Shared-Defined     1            50,000
FEDEX CORP                   Option   31428X906   1,871       20,000          Call     Shared-Defined     1            20,000
FIFTH THIRD BANCORP          Common   316773100   7,287      525,000   SH              Shared-Defined     1           525,000
FIRST HORIZON NATL CORP      Common   320517105   5,157      460,000   SH              Shared-Defined     1           460,000
FIRSTMERIT CORP              Common   337915102   2,169      127,165   SH              Shared-Defined     1           127,165
FRANKLIN RES INC             Common   354613101   3,502       28,000   SH              Shared-Defined     1            28,000
FRONTLINE LTD                Option   G3682E907   2,477      100,000          Call     Shared-Defined     1           100,000
GARDNER DENVER INC           Common   365558105   2,349       30,100   SH              Shared-Defined     1            30,100
GENERAL DYNAMICS CORP        Common   369550108   3,062       40,000   SH              Shared-Defined     1            40,000
GOLDMAN SACHS GROUP INC      Common   38141G104  15,847      100,000   SH              Shared-Defined     1           100,000
GOLDMAN SACHS GROUP INC      Option   38141G904  15,847      100,000          Call     Shared-Defined     1           100,000
GOLDMAN SACHS GROUP INC      Option   38141G954   4,754       30,000          Put      Shared-Defined     1            30,000
HANCOCK HLDG CO              Common   410120109   1,314       40,000   SH              Shared-Defined     1            40,000
HEALTH CARE REIT INC         Common   42217K106   5,359      102,200   SH              Shared-Defined     1           102,200
HIGHWOODS PPTYS INC          Common   431284108   6,127      175,000   SH              Shared-Defined     1           175,000
HONEYWELL INTL INC           Common   438516106   2,986       50,000   SH              Shared-Defined     1            50,000
HOST HOTELS & RESORTS INC    Common   44107P104   2,289      130,000   SH              Shared-Defined     1           130,000
INVESTMENT TECHNOLOGY GRP NE Option   46145F955   2,729      150,000          Put      Shared-Defined     1           150,000
KENNAMETAL INC               Common   489170100   1,853       47,500   SH              Shared-Defined     1            47,500
LOCKHEED MARTIN CORP         Option   539830959   1,608       20,000          Put      Shared-Defined     1            20,000
MASTERCARD INC               Option   57636Q904  10,069       40,000          Call     Shared-Defined     1            40,000
MB FINANCIAL INC NEW         Common   55264U108   1,572       75,000   SH              Shared-Defined     1            75,000
NORTHERN TR CORP             Option   665859904   2,538       50,000          Call     Shared-Defined     1            50,000
OLD DOMINION FGHT LINES INC  Common   679580100   2,807       80,000   SH              Shared-Defined     1            80,000
OWENS ILL INC                Common   690768403   2,113       70,000   SH              Shared-Defined     1            70,000
PLATINUM UNDERWRITER HLDGS L Common   G7127P100   4,571      120,000   SH              Shared-Defined     1           120,000
POPULAR INC                  Common   733174106   2,444      840,000   SH              Shared-Defined     1           840,000

RENAISSANCERE HOLDINGS LTD   Common   G7496G103   3,794       55,000   SH              Shared-Defined     1            55,000
SCHWAB CHARLES CORP NEW      Common   808513105   4,057      225,000   SH              Shared-Defined     1           225,000
SIMON PPTY GROUP INC NEW     Common   828806109   4,286       40,000   SH              Shared-Defined     1            40,000
SPX CORP                     Common   784635104   3,771       47,500   SH              Shared-Defined     1            47,500
STATE STR CORP               Common   857477103  19,508      434,085   SH              Shared-Defined     1           434,085
SUNTRUST BKS INC             Common   867914103  12,545      435,000   SH              Shared-Defined     1           435,000
TAUBMAN CTRS INC             Common   876664103   2,679       50,000   SH              Shared-Defined     1            50,000
TEXTRON INC                  Common   883203101   3,424      125,000   SH              Shared-Defined     1           125,000
TRANSATLANTIC HLDGS INC      Common   893521104   2,434       50,000   SH              Shared-Defined     1            50,000
UNITED BANKSHARES INC WEST V Common   909907107   1,411       53,195   SH              Shared-Defined     1            53,195
UNITED TECHNOLOGIES CORP     Common   913017109   3,386       40,000   SH              Shared-Defined     1            40,000
US BANCORP DEL               Common   902973304   8,590      325,000   SH              Shared-Defined     1           325,000
VALIDUS HOLDINGS LTD         Common   G9319H102   3,166       95,000   SH              Shared-Defined     1            95,000
VISA INC                     Common   92826C839   4,417       60,000   SH              Shared-Defined     1            60,000
VISA INC                     Option   92826C909   2,209       30,000          Call     Shared-Defined     1            30,000
WESTAMERICA BANCORPORATION   Common   957090103   1,798       35,000   SH              Shared-Defined     1            35,000
ZIONS BANCORPORATION         Common   989701107   8,071      350,000   SH              Shared-Defined     1           350,000
ZIONS BANCORPORATION         Option   989701907  10,377      450,000          Call     Shared-Defined     1           450,000